UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06088

Salomon Brothers Institutional Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL

SERIES FUNDS INC

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD

BOND FUND

SALOMON BROTHERS INSTITUTIONAL EMERGING

MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2004

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 90.7%
Basic Industries - 16.3%
$550,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	$547,250
	Airgas, Inc.:
500,000	Medium-Term Notes, 7.750% due 9/15/06	532,500
400,000	Sr. Sub. Notes, 9.125% due 10/1/11	450,000
375,000	AK Steel Corp., 7.875% due 2/15/09	383,437
600,000	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	678,000
575,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	618,125
	Appleton Papers, Inc.:
450,000	Sr. Notes, 8.125% due 6/15/11	487,125
150,000	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	166,125
575,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11(a)	336,375
850,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14(b)	958,375
550,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	632,500
325,000	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	290,875
400,000	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	402,000
300,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	337,500
525,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	609,000
650,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	689,000
550,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14(b)	596,750
500,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	562,500
400,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	485,000
350,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	385,000
1,075,000	Koppers Inc., Sr. Secured Notes, 9.875% due 10/15/13	1,222,275
250,000	Luscar Coal, Ltd., Sr. Notes, 9.750% due 10/15/11	285,000
	Lyondell Chemical Co., Sr. Secured Notes:
300,000	11.125% due 7/15/12	356,250
40,000	Series B, 9.875% due 5/1/07	42,300
400,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	469,000
675,000	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08	764,438
575,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	626,750
600,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	665,250
650,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14(b)	692,250
325,000	NewMarket Corp., Sr. Notes, 8.875% due 5/1/10	360,750
575,000	Owens-Brockway Glass Containers, Sr. Secured Notes, 8.750% due 11/15/12	644,000
875,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	984,375
225,000	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	247,500
50,000	Portola Packaging Inc., Sr. Notes, 8.250% due 2/1/12	38,125
525,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	433,125
500,000	Republic Technologies International, LLC, Sr. Secured Sub. Notes, 13.750% due 7/15/09(a)(c)	0
500,000	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10	548,750
	Rhodia S.A.:
300,000	Sr. Notes, 7.625% due 6/1/10	299,250
425,000	Sr. Sub. Notes, 8.875% due 6/1/11	418,625
400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	400,000
	Smurfit-Stone Container Enterprises Inc., Sr. Notes:
500,000	9.750% due 2/1/11	555,000
350,000	8.375% due 7/1/12	385,000
650,000	Tekni-Plex, Inc., Sr. Secured Notes, 8.750% due 11/15/13(b)	650,000
75,000	Tembec Industries, Inc., Sr. Notes, 8.625% due 6/30/09	75,188
500,000	UAP Holding Corp., Sr. Discount Notes, (zero coupon until 1/15/08, 10.750% thereafter), due 7/15/12(b)	390,000
276,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	312,570
575,000	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	629,625

		22,642,833

Consumer Cyclicals - 8.6%
500,000	AMF Bowling Worldwide Inc., Sr. Sub. Notes, 10.000% due 3/1/10	537,500
500,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	535,000
600,000	Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08	622,800

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Consumer Cyclicals - 8.6% (continued)
$925,000	Cinemark, Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter) due 3/15/14	$684,500
675,000	CSK Auto Inc., Sr. Sub. Notes, 7.000% due 1/15/14	671,625
550,000	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09	585,750
350,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08	351,750
31,000	FelCor Lodging L.P., Sr. Notes, 10.000% due 9/15/08	32,705
275,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	297,687
370,000	Flooring America Inc., Sr. Notes, Series B, 9.250% due 10/15/07(a)(c)	0
625,000	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	615,625
625,000	General Nutrition Centers Inc., Sr. Sub. Notes, 8.500% due 12/1/10	627,344
63,000	Host Marriott Corp., Sr. Notes, Series B, 7.875% due 8/1/08	65,126
	Host Marriott L.P.:
1,000,000	Sr. Notes, 7.125% due 11/1/13	1,075,000
50,000	Sr. Sub. Notes, Series E, 8.375% due 2/15/06	52,500
600,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14	651,000
700,000	Jo-Ann Stores, Inc., Sr. Sub. Notes, 7.500% due 3/1/12	726,250
500,000	John Q. Hammons Hotels L.P., 1st Mortgage Sr. Notes, Series B, 8.875% due 5/15/12	571,250
500,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	512,500
	Levi Strauss & Co.:
250,000	Notes, 7.000% due 11/1/06	255,000
400,000	Sr. Notes, 11.625% due 1/15/08	420,000
50,000	Loews Cineplex Entertainment Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14(b)	54,000
	MeriStar Hospitality Corp., Sr. Notes:
350,000	9.000% due 1/15/08	371,000
325,000	9.125% due 1/15/11	351,813
350,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	411,250
450,000	Sbarro, Inc., Sr. Sub. Notes, 11.000% due 9/15/09	452,250
	Six Flags, Inc., Sr. Notes:
275,000	9.750% due 4/15/13	273,625
100,000	9.625% due 6/1/14	98,875

		11,903,725

Consumer Non-Cyclicals - 18.8%
500,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10	367,500
260,076	Ahold Lease U.S.A, Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	285,596
650,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	672,750
566,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	566,000
675,000	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	754,312
	Boyd Gaming Corp., Sr. Sub. Notes:
550,000	8.750% due 4/15/12	620,125
600,000	6.750% due 4/15/14	634,500
	Caesars Entertainment Inc., Sr. Sub. Notes:
125,000	9.375% due 2/15/07	137,812
225,000	8.875% due 9/15/08	255,656
500,000	8.125% due 5/15/11	580,000
650,000	Choctaw Resort Development Enterprise, Sr. Notes, 7.250% due 11/15/19(b)	664,625
425,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10(b)	475,469
550,000	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11	605,000
	Doane Pet Care Co.:
375,000	Sr. Notes, 10.750% due 3/1/10	409,687
250,000	Sr. Sub. Notes, 9.750% due 5/15/07	249,375
200,000	Elizabeth Arden, Inc., Sr. Sub. Notes, 7.750% due 1/15/14	214,000
600,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10	675,000
650,000	FTD, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	672,750
600,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	651,000
325,000	HCA Inc., Notes, 6.375% due 1/15/15	322,638
625,000	Herbst Gaming, Inc., Sr. Sub. Notes, 8.125% due 6/1/12(b)	665,625
650,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	539,500
700,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14(b)	764,750

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Consumer Non-Cyclicals - 18.8% (continued)
$350,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	$295,750
610,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	713,700
325,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	331,500
675,000	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	708,750
750,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	851,250
575,000	Jean Coutu Group, Inc., Sr. Notes, 7.625% due 8/1/12(b)	603,750
600,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	661,500
500,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	547,500
600,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12(b)	648,000
	MGM Mirage, Inc.:
50,000	Sr. Notes, 6.750% due 9/1/12(b)	52,750
1,100,000	Sr. Sub. Notes, 8.375% due 2/1/11	1,240,250
90,363	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	61,899
650,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	676,000
750,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13(b)	682,500
525,000	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	610,312
	Rite Aid Corp.:
150,000	Notes, 7.125% due 1/15/07	152,250
550,000	Sr. Notes, 11.250% due 7/1/08	602,250
600,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	637,500
575,000	Simmons Bedding Co., Sr. Sub. Notes, 7.875% due 1/15/14	600,875
625,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	654,688
325,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	357,500
	Tenet Healthcare Corp.:
700,000	Notes, 7.375% due 2/1/13	686,000
	Sr. Notes:
125,000	6.500% due 6/1/12	116,875
150,000	9.875% due 7/1/14(b)	162,000
225,000	6.875% due 11/15/31	187,313
575,000	United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09	603,750
400,000	Venetian Casino Resort LLC/Las Vegas Sands, Inc., Mortgage Notes, 11.000% due 6/15/10	458,000
275,000	Vicar Operating, Inc., Sr. Notes, 9.875% due 12/1/09	302,500

		25,990,582

Energy - 9.0%
600,000	BRL Universal Equipment Corp., Sr. Secured Notes, 8.875% due 2/15/08	634,500
	Chesapeake Energy Corp., Sr. Notes:
825,000	7.500% due 6/15/14	915,750
325,000	7.000% due 8/15/14	352,625
250,000	Costilla Energy, Inc., Sr. Notes, 10.250% due 10/1/06(a)(c)(d)	0
150,000	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14(b)	154,875
	Dynegy Holdings Inc.:
	Debentures:
775,000	7.125% due 5/15/18	695,562
225,000	7.625% due 10/15/26	196,313
750,000	Secured Notes, 9.875% due 7/15/10(b)	851,250
300,000	Sr. Notes, 8.750% due 2/15/12	315,000
	El Paso Corp.:
	Medium-Term Notes:
575,000	7.800% due 8/1/31	531,875
575,000	7.750% due 1/15/32	531,875
1,150,000	Notes, 7.875% due 6/15/12	1,190,250
650,000	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	700,375
	Hanover Compressor Co.:
250,000	Sr. Notes, 9.000% due 6/1/14	278,125
475,000	Sub. Notes, zero coupon (yield to maturity at issue, 11.000%) due 3/31/07	406,125

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Energy - 9.0% (continued)
$325,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	$373,750
475,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	523,688
375,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	410,625
800,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	908,000
525,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11	567,000
	The Williams Cos., Inc., Notes:
900,000	7.625% due 7/15/19	1,008,000
575,000	7.875% due 9/1/21	652,625
200,000	8.750% due 3/15/32	232,000

		12,430,188

Housing Related - 1.4%
550,000	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	580,250
300,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11	327,750
350,000	Nortek, Inc., Sr. Sub. Notes, 8.500% due 9/1/14(b)	378,000
650,000	Ply Gem Industries Inc., 9.000% due 2/15/12	663,000

		1,949,000

Manufacturing - 8.0%
325,000	Affinia Group Inc., Sr. Sub. Notes, 9.000% due 11/30/14(b)	336,375
350,000	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.500% due 5/15/11	386,750
325,000	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	356,687
575,000	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11(b)	639,688
400,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	446,000
650,000	General Motors Corp., Debentures, 8.375% due 7/15/33	663,471
600,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11(b)	649,500
500,000	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07(a)(c)	625
525,000	Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.750% due 11/1/13	570,938
200,000	Kinetek Inc., Sr. Notes, Series D, 10.750% due 11/15/06	196,500
750,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	817,500
450,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	499,500
	Park-Ohio Industries, Inc., Sr. Sub. Notes:
150,000	9.250% due 12/1/07	152,250
700,000	8.375% due 11/15/14(b)	701,750
700,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	724,500
1,150,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	1,293,750
	Tenneco Automotive Inc., Sr. Sub. Notes:
675,000	8.625% due 11/15/14(b)	705,375
575,000	Series B, 11.625% due 10/15/09	613,295
	Terex Corp., Sr. Sub. Notes:
200,000	9.250% due 7/15/11	227,000
350,000	Series B, 10.375% due 4/1/11	397,250
268,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	313,560
400,000	Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08	414,000

		11,106,264

Media - 8.6%
650,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14(b)	627,250
	Cablevision Systems Corp., Sr. Notes:
1,000,000	6.669% due 4/1/09(b)	1,062,500
100,000	8.000% due 4/15/12(b)	107,000
723,106	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12(b)	777,339
650,000	CBD Media Holdings LLC, Sr. Notes, 9.250% due 7/15/12(b)	667,875
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
125,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	96,875
1,700,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	1,168,750

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Media - 8.6% (continued)
$175,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	$108,500
	Sr. Notes:
225,000	8.625% due 4/1/09	187,875
1,075,000	10.750% due 10/1/09	935,250
1,050,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13	811,125
440,000	Dex Media West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	510,400
525,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	591,937
200,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	143,250
	Insight Midwest, L.P., Sr. Notes:
325,000	9.750% due 10/1/09	342,063
175,000	10.500% due 11/1/10	192,500
125,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	138,750
625,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	664,063
400,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13	312,000
575,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	646,156
100,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	120,000
600,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	657,000
100,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	109,500
325,000	Yell Finance B.V., Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11	316,875
600,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11	640,500

		11,935,333

Services/Other - 3.5%
	Allied Waste North America, Inc., Sr. Notes, Series B:
1,025,000	9.250% due 9/1/12	1,099,312
225,000	7.375% due 4/15/14	210,938
325,000	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	365,625
292,000	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	334,340
	Cenveo Corp.:
275,000	Sr. Notes, 9.625% due 3/15/12	310,750
525,000	Sr. Sub. Notes, 7.875% due 12/1/13	498,750
500,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06(a)(c)	0
975,000	Iron Mountain Inc., Sr. Sub. Notes, 7.750% due 1/15/15	994,500
	Muzak LLC:
175,000	Sr. Notes, 10.000% due 2/15/09	161,000
475,000	Sr. Sub. Notes, 9.875% due 3/15/09	358,031
500,000	Safety-Kleen Services, Inc., Sr. Sub. Notes, 9.250% due 6/1/08(a)	1,250
500,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	507,500
32,000	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	34,240

		4,876,236

Technology - 1.9%
	Amkor Technology, Inc.:
	Sr. Notes:
150,000	9.250% due 2/15/08	147,750
450,000	7.125% due 3/15/11	399,375
150,000	Sr. Sub. Notes, 10.500% due 5/1/09	141,000
1,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,380,000
525,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	567,000

		2,635,125

Telecommunications - 8.6%
713,000	Alamosa (Delaware) Inc., Sr. Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09	766,475
	American Tower Corp., Sr. Notes:
37,000	9.375% due 2/1/09	39,220
850,000	7.500% due 5/1/12	886,125
315,000	American Tower Escrow Corp., Sr. Discount Notes, zero coupon (yield to maturity at issue, 12.250%) due 8/1/08	237,825
575,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	669,156

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Telecommunications - 8.6% (continued)
$425,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14	$435,625
	Crown Castle International Corp., Sr. Notes:
225,000	9.375% due 8/1/11	253,125
25,000	10.750% due 8/1/11	27,375
900,000	Series B, 7.500% due 12/1/13	969,750
1,350,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	1,491,750
600,000	Nortel Networks, Ltd., Notes, 6.125% due 2/15/06	609,000
1,000,000	Qwest Corp., Notes, 9.125% due 3/15/12(b)	1,142,500
	Qwest Services Corp.:
190,000	Notes, 14.500% due 12/15/14(b)	235,600
1,050,000	Sr. Sub. Debentures, 14.000% due 12/15/10(b)	1,249,500
	SBA Communications Corp.:
550,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11	460,625
825,000	Sr. Notes, 10.250% due 2/1/09	879,656
300,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	323,250
675,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	744,188
400,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	434,000

		11,854,745

Transportation - 0.4%
191,312	Continental Airlines, Inc., Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	170,703
300,000	Horizon Lines, LLC, Notes, 9.000% due 11/1/12(b)	329,250

		499,953

Utilities - 5.6%
	The AES Corp., Sr. Notes:
125,000	9.500% due 6/1/09	143,125
950,000	9.375% due 9/15/10	1,103,187
125,000	8.875% due 2/15/11	143,437
550,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07(b)	631,125
	Calpine Corp.:
775,000	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10(b)	618,062
285,000	Secured Notes, 8.750% due 7/15/13(b)	220,163
300,000	Calpine Generating Co., LLC, Secured Notes, 11.169% due 4/1/11(b)	288,000
	Edison Mission Energy, Sr. Notes:
275,000	10.000% due 8/15/08	320,375
500,000	7.730% due 6/15/09	538,750
425,000	9.875% due 4/15/11	504,688
	Mirant Americas Generation, LLC, Sr. Notes:
225,000	7.625% due 5/1/06(a)	233,438
225,000	9.125% due 5/1/31(a)	223,313
1,325,000	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13(b)	1,470,750
	Reliant Energy Inc., Secured Notes:
500,000	9.250% due 7/15/10	562,500
650,000	9.500% due 7/15/13	749,125

		7,750,038

	TOTAL CORPORATE BONDS & NOTES
	(Cost - $121,194,908)	125,574,022

COLLATERALIZED MORTGAGE OBLIGATION(a)(c) - 0.0%
370,387	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (Cost - $376,575)	0

SHARES
COMMON STOCK(d) - 2.5%
4,055	Axiohm Transaction Solutions, Inc.(c)	0
8,621	ContinentalAFA Dispensing Co.(c)	47,415
2,998	Mattress Discounters Corp.(c)	0
18,350	NTL Inc.	1,276,793
16,661	SpectraSite, Inc.	965,672

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK(d) - 2.5% (continued)
32,887	Telewest Global, Inc.	$481,466
90,494	UnitedGlobalCom Inc., Class A Shares	753,815

	TOTAL COMMON STOCK
	(Cost - $3,500,913)	3,525,161

ESCROW SHARES(c)(d) - 0.0%
375,000	Breed Technologies, Inc.(a)	0
250,000	Imperial Sugar Co.	0
375,000	Pillowtex Corp.	0
264,806	Vlassic Foods International Inc.(a)	23,832

	TOTAL ESCROW SHARES
	(Cost - $0)	23,832

PREFERRED STOCK - 1.1%
897	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B	751,910
30,000	Delphi Trust I, 8.250% Trust Preferred Securities	785,100
	TCR Holdings Corp.(c)(d):
439	Class B Shares	0
241	Class C Shares	0
636	Class D Shares	1
1,316	Class E Shares	1

	TOTAL PREFERRED STOCK
	(Cost - $1,089,681)	1,537,012

WARRANTS/ RIGHTS
WARRANTS AND RIGHTS(d) - 0.1%
315	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.095 shares of common stock.)(b)	71,977
250	Brown Jordan International, Inc., (Exercise price of $0.01 per share expiring on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.)(b)	2
803,849	ContiFinancial Corp. Liquidating Trust, Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	12,058
200	Leap Wireless International, Inc., (Exercise price of $96.80 per share expiring on 4/15/10. Each warrant exercisable for 5.146 shares of common stock.)(b)(c)	0
500	Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 of Class L common stock.)(b)(c)	0
2,521	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.)(c)	3

	TOTAL WARRANTS AND RIGHTS
	(Cost - $49,660)	84,040

FACE AMOUNT
REPURCHASE AGREEMENTS - 3.7%
$2,099,000	Merrill Lynch & Co., Inc. dated 11/30/04, 2.050% due 12/1/04; Proceeds at maturity - $2,099,120; (Fully collateralized by various U.S. Government Agencies Obligations, 0.000% to 3.750%, due 1/7/05 to 7/28/09; Market value - $2,140,997)	2,099,000
3,000,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $3,000,173; (Fully collateralized by various U.S. Government Agencies Obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875%, due 12/10/04 to 1/15/30; Market value - $3,060,010)	3,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $5,099,000)	5,099,000

TOTAL INVESTMENTS - (Cost - $131,310,737*) - 98.1%		135,843,067
Other Assets in Excess of Liabilities - 1.9%		2,671,567

TOTAL NET ASSETS - 100.0%		$138,514,634

See Notes to Schedule of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued in accordance with fair valuation procedures.

(d)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BONDS - 94.6%
Argentina - 2.4%
	Republic of Argentina:
$1,855,000	Par Bond, Series L-GP, 6.000% due 3/31/23(a)	$1,042,858
1,645,000	Series L-GL, 3.500% due 3/31/23(a)	912,975

		1,955,833

Brazil - 22.8%
	Federative Republic of Brazil:
3,170,000	10.125% due 5/15/27	3,471,150
2,950,000	12.250% due 3/6/30	3,746,500
1,810,000	11.000% due 8/17/40	2,084,668
3,821,466	C Bond, 8.000% due 4/15/14(b)	3,842,866
6,123,578	DCB, Series L, 3.125% due 4/15/12(c)	5,729,373

		18,874,557

Bulgaria - 0.8%
	Republic of Bulgaria:
113,750	IAB, 2.750% due 7/28/11(c)	113,750
548,571	Series A, 2.750% due 7/28/12(c)	548,571

		662,321

Chile - 1.6%
1,275,000	Republic of Chile, Collective Action Securities, 2.519% due 1/28/08(c)	1,282,331

Colombia - 4.8%
	Republic of Colombia:
25,000	9.750% due 4/23/09	28,500
175,000	10.500% due 7/9/10	207,594
1,250,000	10.750% due 1/15/13	1,471,563
1,240,000	11.750% due 2/25/20	1,565,499
465,000	8.125% due 5/21/24	440,819
255,000	10.375% due 1/28/33	289,744

		4,003,719

Costa Rica - 0.3%
250,000	Republic of Costa Rica, 8.050% due 1/31/13(d)	252,500

Ecuador - 3.9%
	Republic of Ecuador:
2,125,000	12.000% due 11/15/12	2,162,187
1,280,000	8.000% due 8/15/30(c)	1,103,039

		3,265,226

El Salvador - 0.2%
185,000	Republic of El Salvador, 7.750% due 1/24/23	200,263

Germany - 1.2%
850,000	Aries Vermogensverwaltung GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600% due 10/25/14(d)	1,004,063

Malaysia - 1.9%
	Federation of Malaysia:
1,125,000	8.750% due 6/1/09	1,333,528
225,000	7.500% due 7/15/11	260,869

		1,594,397

See Notes to Schedule of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Mexico - 10.7%
	PEMEX, Project Funding Master Trust:
$350,000	8.500% due 2/15/08	$392,875
325,000	6.125% due 8/15/08	342,874
625,000	9.125% due 10/13/10	745,313
100,000	8.000% due 11/15/11	114,400
1,325,000	7.375% due 12/15/14	1,448,888
	Petroleos Mexicanos:
200,000	9.250% due 3/30/18	243,000
525,000	9.500% due 9/15/27	645,750
	United Mexican States:
2,800,000	6.625% due 3/3/15	2,953,300
200,000	11.375% due 9/15/16	292,000
	Medium Term Notes:
195,000	8.300% due 8/15/31	221,325
1,385,000	Series A, 7.500% due 4/8/33	1,446,633

		8,846,358

Panama - 3.0%
	Republic of Panama:
325,000	9.375% due 7/23/12	371,963
400,000	7.250% due 3/15/15	396,000
1,095,000	9.375% due 1/16/23	1,215,450
300,000	8.875% due 9/30/27	316,499
92,590	IRB, 2.750% due 7/17/14(c)	88,886
143,179	PDI, 2.750% due 7/17/16(c)	132,440

		2,521,238

Peru - 4.3%
	Republic of Peru:
250,000	9.125% due 2/21/12	282,250
425,000	9.875% due 2/6/15	497,250
3,085,000	FLIRB, 4.500% due 3/7/17(c)	2,804,265

		3,583,765

The Philippines - 3.8%
	Republic of the Philippines:
425,000	8.375% due 2/15/11	425,000
500,000	9.000% due 2/15/13	506,875
375,000	8.875% due 3/17/15	368,438
225,000	9.375% due 1/18/17	233,156
325,000	9.875% due 1/15/19	325,813
1,275,000	10.625% due 3/16/25	1,325,936

		3,185,218

Russia - 18.9%
	Russian Federation:
1,785,000	11.000% due 7/24/18	2,416,444
2,075,000	12.750% due 6/24/28	3,288,875
9,975,000	5.000% due 3/31/30(c)	9,922,033

		15,627,352

See Notes to Schedule of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
South Africa - 1.8%
	Republic of South Africa:
$150,000	9.125% due 5/19/09	$177,375
1,250,000	6.500% due 6/2/14	1,353,125

		1,530,500

Turkey - 4.6%
	Republic of Turkey:
715,000	12.375% due 6/15/09	890,175
75,000	11.750% due 6/15/10	93,375
1,025,000	11.500% due 1/23/12	1,291,500
525,000	11.000% due 1/14/13	652,313
150,000	11.875% due 1/15/30	206,625
575,000	Collective Action Securities, 9.500% due 1/15/14	665,563

		3,799,551

Ukraine - 2.0%
	Republic of Ukraine:
945,027	11.000% due 3/15/07	989,916
625,000	5.330% due 8/5/09(c)	632,031

		1,621,947

Uruguay - 0.9%
825,000	Republic of Uruguay, 7.875% due 1/15/33(e)	709,500

Venezuela - 4.7%
	Republic of Venezuela:
500,000	5.375% due 8/7/10	467,625
937,000	8.500% due 10/8/14	976,823
375,000	9.250% due 9/15/27	390,656
	Collective Action Securities:
300,000	10.750% due 9/19/13	356,250
1,600,000	9.375% due 1/13/34	1,679,200

		3,870,554

	TOTAL SOVEREIGN BONDS
	(Cost - $72,840,850)	78,391,193

LOAN PARTICIPATIONS(c)(f) - 1.3%
Morocco - 1.3%
1,081,024	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (CS First Boston Corp., JPMorgan Chase & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., and UBS Financial Services Inc.) (Cost - $996,397)	1,062,107

RIGHTS(g)(h) - 0.0%
37,840	Venezuela Discount Rights (Cost - $0)	0

FACE AMOUNT
REPURCHASE AGREEMENT - 0.8%
$695,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $695,040; (Fully collateralized by various U.S. Government Agency Obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $708,902) (Cost - $695,000)	695,000

TOTAL INVESTMENTS - (Cost - $74,532,247*) - 96.7%		80,148,300
Other Assets in Excess of Liabilities - 3.3%		2,740,192

TOTAL NET ASSETS - 100.0%		$82,888,492

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
LOANED SECURITIES COLLATERAL
$639,950	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $639,950)	$639,950

(a)	Security is currently in default.

(b)	All or a portion of this security is on loan.

(c)	Interest rate shown reflects current rate on instruments with variable rate or step coupon rates.

(d)	Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.

(f)	Participation interest was acquired through the financial institutions indicated parenthetically.

(g)	Non-income producing security.

(h)	Security is valued in accordance with fair valuation procedures.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond - Capitalization Bond

DCB - Debt Conversion Bond

FLIRB - Front Loaded Interest Reduction Bond

IAB - Interest Arrearage Bond

IRB - Interest Reduction Bond

PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”), and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) (“Fund(s)”) are funds constituting the Salomon Brothers Institutional Series Funds Inc (“Series”). The Series is an open-end investment company, incorporated in Maryland on January 19, 1996.

The following is a summary of significant accounting policies consistently followed by the Series and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including futures and option contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before each fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with less than 60 days remaining to maturity are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Funds may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from

Notes to Schedule of Investments (unaudited)(continued)

changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(f) Credit and Market Risk. The High Yield Bond Fund invests in high-yield instruments and Emerging Markets Debt Fund invests in emerging market debt obligations that are subject to certain credit and market risks. The yields of high-yield debt obligations and emerging market debt obligations reflect, among other things, perceived credit risk. The High Yield Bond Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Emerging Markets Debt Fund. The Emerging Markets Debt Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Investment Transaction. Investment transactions are recorded as of the trade date.

Note 2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Yield Bond Fund	$9,219,005	$(4,686,675)	$4,532,330
Emerging Markets Debt Fund	5,771,069	(155,016)	5,616,053

At November 30, 2004, Emerging Markets Debt Fund loaned securities having a market value of $639,950 and received cash collateral amounting to $713,475, which was invested in State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 31, 2005